COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES [text block]

23. COMMITMENTS AND CONTINGENCIES

(a) Commitments

The Company is a party to certain contracts relating to service and supply agreements. Future minimum payments under these agreements as at December 31, 2020 are presented in the following table:

2021	5,911
2022	859
2023	—
2024	—
2025	—
2026 and thereafter	—
Total commitments	6,770

As at December 31, 2020, the Company had outstanding capital commitments of $2,733 (2019: $nil).

(b) Contingencies

The Company has guaranteed 100% of certain capital lease and equipment loans entered into by the Gibraltar joint venture in which it holds a 75% interest. As a result, the Company has guaranteed the joint venture partner’s 25% share of this debt which amounted to $14,683 as at December 31, 2020.